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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-05128

                         THE SWISS HELVETIA FUND, INC.
                    1270 Avenue of the Americas, Suite 400
                           New York, New York 10020
                                1-888-SWISS-00

                       Rodolphe E. Hottinger, President
                               Hottinger et Cie
                              3 Place des Bergues
                                   C.P. 395
                                CH-1201 Geneva
                                  Switzerland

                  Date of fiscal year end: December 31, 2007

          Date of reporting period: January 1, 2007 - March 31, 2007

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Item 1. Schedule of Investments.

                         THE SWISS HELVETIA FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                              MARCH 31, 2007

                                                                                      PERCENT
  NO. OF                                                                              OF NET
  SHARES                              SECURITY                               VALUE    ASSETS
---------------------------------------------------------------------------------------------
COMMON STOCKS - 99.38%

BANKS - 15.64%

     380,000 CREDIT SUISSE GROUP/2/
             REGISTERED SHARES                                            $27,142,857   5.12%
             A global diversified financial service company with large
             activity in private banking, investment banking, asset
             management and insurance service.
             (Cost $12,095,927)

     100,000 EFG INTERNATIONAL
             REGISTERED SHARES                                              4,341,415   0.82%
             Holding company of EFG Bank. The Bank offers private
             banking and asset management services.
             (Cost $3,249,443)

     870,000 UBS AG/2/
             REGISTERED SHARES                                             51,453,146   9.70%
             A global diversified financial service company with large
             activity in private banking, investment banking, and asset management.
             (Cost $7,403,841)
                                                                          -----------  -----
                                                                           82,937,418  15.64%
BASIC RESOURCES - 3.29%

      93,236 PRECIOUS WOODS HOLDING AG/1/
             REGISTERED SHARES                                              7,790,033   1.47%
             Through subsidiaries, manages tropical forests using
             ecologically sustainable forest management
             methods. Harvests tropical trees and processes them into
             lumber.
             (Cost $8,284,983)

      94,260 SCHMOLZ AND BICKENBACH AG
             REGISTERED SHARES                                              8,037,734   1.51%
             Manufactures industrial and construction steel.
             (Cost $2,979,941)

      75,000 UMS SCHWEIZERISCHE METALLWERKE/1/
             BEARER SHARES                                                  1,658,748   0.31%
             Produces profiles and large dimension rods for electrical
             engineering, mechanical engineering, and construction
             companies, lead-free brass wire for batteries, billets, and small diameter wire and rods for the consumer goods and
             electronics industries.
             (Cost $1,655,849)
                                                                          -----------  -----
                                                                           17,486,515   3.29%


                                      1

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
BIOTECHNOLOGY - 15.50%

        132,931 ACTELION LTD./1/,/2/
                REGISTERED SHARES                                            30,842,649  5.81%
                Biotechnology company that develops and markets synthetic
                small-molecule drugs against diseases related to the
                endothelium.
                (Cost $17,871,161)

        156,200 BASILEA PHARMACEUTICA/1/,/2/
                REGISTERED SHARES                                            36,113,573  6.81%
                Conducts research into the development of drugs for the
                treatment of infectious diseases and dermatological
                problems.
                (Cost $21,602,083)

        103,903 SPEEDEL HOLDING AG/1/
                REGISTERED SHARES                                            15,260,328  2.88%
                Researches and develops therapies for cardiovascular and
                metabolic diseases
                (Cost $14,437,478)
                                                                             ---------- -----
                                                                             82,216,550 15.50%
CHEMICALS - 3.44%

         95,931 SYNGENTA AG/2/
                REGISTERED SHARES                                            18,269,952  3.44%
                Produces herbicides, insecticides and fungicides, and seeds for field crops, vegetables, and flowers.
                (Cost $7,696,272)
                                                                             ---------- -----
                                                                             18,269,952  3.44%
CONSTRUCTION & MATERIALS - 1.25%

          1,141 BELIMO HOLDING AG/1/
                REGISTERED SHARES                                             1,201,004  0.22%
                World market leader in damper and volume control actuators for ventilation and air-conditioning equipment.
                (Cost $231,391)

          3,220 SIKA AG
                BEARER SHARES                                                 5,446,674  1.03%
                Leading producer of construction chemicals.
                (Cost $891,989)
                                                                             ---------- -----
                                                                              6,647,678  1.25%
FINANCIAL SERVICES - 3.31%

        129,300 JULIUS BAER HOLDING AG
                REGISTERED SHARES                                            17,560,567  3.31%
                Offers private banking, institutional asset management,
                mutual fund, securities brokerage, and corporate finance
                services.
                (Cost $12,328,050)
                                                                             ---------- -----
                                                                             17,560,567  3.31%


FOOD & BEVERAGES - 14.06%

          2,690 BARRY CALLEBAUT AG/1/
                REGISTERED SHARES                                                                           1,991,940  0.38%
                Manufactures cocoa, chocolate, and confectionary products.
                (Cost $1,399,816)

            340 LINDT & SPRUNGLI AG
                REGISTERED SHARES                                                                           9,626,556  1.81%
                Major manufacturer of premium
                Swiss chocolates.
                (Cost $1,977,813)

        162,500 NESTLE SA/2/
                REGISTERED SHARES                                                                          62,994,041 11.87%
                Largest food and beverage processing company in the world.
                (Cost $9,260,282)
                                                                                                           ---------- -----
                                                                                                           74,612,537 14.06%
INDUSTRIAL GOODS & SERVICES - 2.66%

        337,457 ABB LTD.
                REGISTERED SHARES                                                                           5,749,595  1.08%
                The holding company for ABB Group which is one of the largest electrical engineering firms in the world.
                (Cost $2,243,911)

        116,000 ADECCO SA
                REGISTERED SHARES                                                                           7,330,767  1.38%
                Leading personnel and temporary employment company.
                (Cost $5,464,982)

          6,440 INFICON HOLDING AG
                REGISTERED SHARES                                                                           1,036,582  0.20%
                Manufactures and markets vacuum instruments used to monitor and control production processes. Manufactures on-site chemical detection and monitoring system.
                (Cost $581,616)
                                                                                                           ---------- -----
                                                                                                           14,116,944  2.66%
INSURANCE - 3.22%

         44,500 SWISS LIFE HOLDING/1/
                REGISTERED SHARES                                                                          11,117,710  2.09%
                Offers financial services including life and property insurance, institutional investment management, and private banking services.
                (Cost $8,286,281)

         20,800 ZURICH FINANCIAL SERVICES AG
                REGISTERED SHARES                                                                           5,976,081  1.13%
                Offers property, accident, health, automobile, liability, financial risk and life insurance and retirement products.
                (Cost $3,338,952)
                                                                                                           ---------- -----
                                                                                                           17,093,791  3.22%


                                      3

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
MEDICAL TECHNOLOGY - 0.46%

         32,205 PHONAK HOLDING AG
                REGISTERED SHARES                                                                                2,453,363  0.46%
                Designs and produces analog and digital hearing aids.
                (Cost $1,100,139)
                                                                                                               ----------- -----
                                                                                                                 2,453,363  0.46%

PERSONAL & HOUSEHOLD GOODS - 0.55%

         20,950 ADVANCED DIGITAL BROADCAST HOLDING SA/1/
                REGISTERED SHARES                                                                                1,235,583  0.23%
                Develops equipment and systems to view and interact with digital TV broadcast through cable, satellite, and telecommunication networks.
                (Cost $1,352,807)

          6,367 SWATCH GROUP AG
                BEARER SHARES                                                                                    1,675,458  0.32%
                Manufactures finished watches, movements and components. Produces components necessary to its eighteen watch brand companies. Also operates retail boutiques.
                (Cost $859,824)
                                                                                                               ----------- -----
                                                                                                                 2,911,041  0.55%
PHARMACEUTICALS - 21.96%

        899,000 NOVARTIS AG/2/
                REGISTERED SHARES                                                                               51,327,244  9.67%
                One of the leading manufacturers of branded and generic pharmaceutical products.
                The company also manufactures nutrition products.
                (Cost $9,855,249)

        370,200 ROCHE HOLDING AG/2/
                NON-VOTING EQUITY SECURITIES                                                                    65,197,412 12.29%
                Worldwide pharmaceutical company.
                (Cost $6,799,732)
                                                                                                               ----------- -----
                                                                                                               116,524,656 21.96%
RETAILERS - 5.85%

         75,950 GALENICA AG/2/
                REGISTERED SHARES                                                                               24,014,335  4.53%
                Manufactures and distributes prescription and over-the-counter drugs, toiletries and hygiene products.
                (Cost $14,745,078)

          2,100 JELMOLI HOLDING AG
                BEARER SHARES                                                                                    6,992,546  1.32%
                Owns and operates department and retail stores and provides mail-order catalog and real estate leasing services.
                (Cost $3,707,265)
                                                                                                               ----------- -----
                                                                                                                31,006,881  5.85%


                                      4

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
TECHNOLOGY - 2.14%

       123,000 KUDELSKI SA
               REGISTERED SHARES                                                                      4,312,254  0.81%
               Designs and manufactures digital security products under
               the brand name 'Nagra'.
               (Cost $3,897,054)

       369,200 TEMENOS GROUP AG/1/
               REGISTERED SHARES                                                                      7,076,738  1.33%
               Provides integrated software for the banking sector.
               (Cost $6,572,320)
                                                                                                   ------------ -----
                                                                                                     11,388,992  2.14%

UTILITY SUPPLIERS - 6.05%

           500 AARE-TESSIN AG FUR ELEKTRIZITAT (ATEL)
               REGISTERED SHARES                                                                      1,433,486  0.27%
               Generates, transmits, and distributes electricity in
               Switzerland and neighboring countries.
               (Cost $1,275,915)

       182,150 BKW FMB ENERGIE AG/2/
               REGISTERED SHARES                                                                     18,949,091  3.57%
               Produces electricity using nuclear, hydroelectric, solar,
               biomass and wind energy.
               (Cost $9,623,044)

        28,409 CENTRALSCHWEIZERISCHE KRAFTWERKE AG
               REGISTERED SHARES                                                                     10,029,717  1.89%
               Supplies electric power, operates and maintains
               distribution network facilities, constructs and installs
               equipment, and offers consulting services to its clients.
               (Cost $8,525,835)

           200 MOTOR-COLUMBUS LTD.
               BEARER SHARES                                                                          1,679,227  0.32%
               Generates, transmits and distributes electricity throughout
                 Europe.
               (Cost $1,665,611)
                                                                                                   ------------ -----
                                                                                                     32,091,521  6.05%

               TOTAL COMMON STOCKS
               (Cost $213,261,934)*                                                                $527,318,406 99.38%

CALL WARRANTS - 0.06%

       200,000 ABB LTD., EXPIRES 06/15/07                                                                70,446  0.01%

     1,100,000 ABB LTD., EXPIRES 12/21/07                                                               288,336  0.05%
                                                                                                   ------------ -----

               TOTAL CALL WARRANTS                                                                      358,782  0.06%
               (Cost $601,846)

OTC CALL OPTION - 0.10%
                                                                            Strike Price Exp. Date
                                                                            ------------ ---------
        34,400 SWATCH GROUP AG                                                  $320     08/15/07       535,105  0.10%
                                                                                                   ------------ -----

               TOTAL OPTION                                                                             535,105  0.10%
               (Cost $ 511,149)

PUT WARRANTS - 0.28%

     1,250,000 SMIM INDEX, EXPIRES 5/21/07                                                              348,132  0.07%

     2,250,000 SWISS MARKET INDEX, EXPIRES 09/21/07                                                   1,105,832  0.21%

                                      5

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
                                                       ------------ ------
              TOTAL PUT WARRANTS                          1,453,964   0.28%
              (Cost $1,863,063)

              TOTAL INVESTMENTS                         529,666,257  99.82%
              (Cost $216,237,992)

              OTHER ASSETS LESS OTHER LIABILITIES, NET      948,950   0.18%
                                                       ------------ ------
              NET ASSETS                               $530,615,207 100.00%
                                                       ============ ======

--------
/1/   NON-INCOME PRODUCING SECURITY.
/2/   ONE OF THE TEN LARGEST PORTFOLIO HOLDINGS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

 GROSS UNREALIZED APPRECIATION                                    $314,692,602
 GROSS UNREALIZED DEPRECIATION                                     (1,264,337)
                                                                  ------------
 NET UNREALIZED APPRECIATION                                      $313,428,265
                                                                  ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                      6

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Item 2. Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SWISS HELVETIA FUND, INC.

By:   /s/ Rodolphe E. Hottinger
      --------------------------------
      Rodolphe E. Hottinger, Chief Executive Officer

Date: 5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Rodolphe E. Hottinger
      --------------------------------
      Rodolphe E. Hottinger, Chief Executive Officer

Date: 5/22/07

By:   /s/ Rudolf Millisits
      --------------------------------
      Rudolf Millisits, Chief Financial Officer

Date: 5/21/07